AEGON/TRANSAMERICA SERIES TRUST

Supplement dated July 8, 2005 to the Statement of Additional Information (“SAI”) dated June 6, 2005

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Select + Aggressive, Select + Conservative and Select + Growth & Income

Union Planters Investment Advisors, Inc. (UPIA), the investment sub-adviser to the Select + Aggressive, Select + Conservative and Select + Growth & Income portfolios has been reorganized into Morgan Asset Management, Inc. Accordingly, any reference to UPIA in the SAI is amended and replaced by “Morgan Asset Management, Inc. (MAM).” The portfolio managers of the portfolios remain unchanged.

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Investors Should Retain This Supplement For Future Use